Leases - Schedule of Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capital Leases
2016	$ 52
2017	94
2018	70
2019	69
2020	69
Thereafter	970
Total future lease payments	1,324	[1]
Less: imputed interest	(679)
Present value of capital lease obligations	645
Operating Leases
2016	2,405	[2]
2017	2,321	[2]
2018	2,197	[2]
2019	2,044	[2]
2020	1,877	[2]
Thereafter	16,837	[2]
Total future lease payments	27,681	[1],[2]
Minimum sublease rentals due in future under non-cancelable subleases	180
Obligation in excess of future minimum payments	$ 1,700

[1]	The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $1.7 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.
[2]	Future operating lease payments have not been reduced by minimum sublease rentals of $180 million due in the future under noncancelable subleases.